ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDERS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	$ 2,027.8	$ 1,406.4	$ 2,524.3
Other comprehensive income (loss)	(72.3)	20.0	(20.7)
Equity at end of period	1,420.4	2,027.8	1,406.4
Accumulated other comprehensive loss
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	(61.9)	(81.3)	(60.4)
Other comprehensive income (loss)	(69.2)	19.4	(20.9)
Equity at end of period	(131.1)	(61.9)	(81.3)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	40.3	(30.3)	(14.5)
Other comprehensive income (loss)	(10.7)	70.6	(15.8)
Equity at end of period	$ 29.6	40.3	(30.3)
Expected reversal period	6 years 3 months
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	$ (102.2)	(51.0)	(45.9)
Other comprehensive income (loss)	(58.5)	(51.2)	(5.1)
Equity at end of period	$ (160.7)	$ (102.2)	$ (51.0)